Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 13, 2023
Document Effective Date	dei_DocumentEffectiveDate	Mar. 13, 2023
Prospectus Date	rr_ProspectusDate	May 01, 2022
Bramshill Multi-Strategy Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Bramshill Multi-Strategy Income Fund

Class A Shares (BDKAX)

Class C Shares (BDKCX)

Class T Shares (BDKDX)

Institutional Shares (BDKNX)

A series of Investment Managers Series Trust (the “Trust”)

Supplement dated March 13, 2023, to the Prospectus

dated May 1, 2022, as amended.

Effective immediately, the Performance section of the Prospectus starting on page 7 has been amended to read:

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced investment operations on December 31, 2015, after the conversion of a limited partnership account, Braddock Structured Opportunities Fund Series A, L.P. (the "Predecessor Account") into Institutional Class shares of the Fund. The Predecessor Account’s performance is not included in the Fund’s performance.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows changes in the performance of the Fund’s Institutional Class Shares from calendar year to calendar year. The table shows the average annual total returns for each class of the Fund over time and compares these returns to the returns of the Bloomberg Aggregate Bond Index and the Bank of America Merrill Lynch U.S. Cash Pay U.S. High Yield Index, each a broad-based measure of market performance that has characteristics relevant to the Fund’s investment strategies. Class T Shares were not offered during the periods shown and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at 1-800-207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. From the Fund’s inception on December 31, 2015, through November 30, 2022, the Fund’s portfolio was managed by the Fund’s prior sub-advisor, Braddock Financial LLC.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-207-7108
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.libertystreetfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Institutional Class Shares
Highest Calendar Quarter Return at NAV	33.84%	Quarter Ended 06/30/2020
Lowest Calendar Quarter Return at NAV	(50.49)%	Quarter Ended 03/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
Bramshill Multi-Strategy Income Fund | Bloomberg Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
Since Inception	rr_AverageAnnualReturnSinceInception	0.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Bramshill Multi-Strategy Income Fund | ICE BofA Merrill Lynch U.S. Cash Pay U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.06%)
5 Years	rr_AverageAnnualReturnYear05	2.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Bramshill Multi-Strategy Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BDKAX
1 Year	rr_AverageAnnualReturnYear01	(15.59%)
5 Years	rr_AverageAnnualReturnYear05	(6.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Bramshill Multi-Strategy Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BDKCX
1 Year	rr_AverageAnnualReturnYear01	(13.42%)
5 Years	rr_AverageAnnualReturnYear05	(6.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Bramshill Multi-Strategy Income Fund | Class T Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BDKDX
Bramshill Multi-Strategy Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BDKNX
Annual Return 2016	rr_AnnualReturn2016	6.36%
Annual Return 2017	rr_AnnualReturn2017	7.50%
Annual Return 2018	rr_AnnualReturn2018	3.24%
Annual Return 2019	rr_AnnualReturn2019	6.60%
Annual Return 2020	rr_AnnualReturn2020	(27.93%)
Annual Return 2021	rr_AnnualReturn2021	5.71%
Annual Return 2022	rr_AnnualReturn2022	(11.64%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(50.49%)
1 Year	rr_AverageAnnualReturnYear01	(11.64%)
5 Years	rr_AverageAnnualReturnYear05	(5.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.34%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Bramshill Multi-Strategy Income Fund | Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.70%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(7.17%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.97%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015	[1]
Bramshill Multi-Strategy Income Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(6.07%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(4.53%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.15%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015	[1]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.